Accounting pronouncements adopted (Tables)	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Summary of Cumulative Effect of Adoption of ASC 606
The cumulative effect of the adoption of ASC 606 on the Company’s consolidated January 1, 2018 balance sheet is summarized in the following table:

	December 31, 2017	Adjustments	January 1, 2018

Deferred revenue	$2,502	$300	$2,802
Deficit	($392,865)	($300)	($393,165)